Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets.
Summary of other assets

	12/31/2022	12/31/2021
Amount receivable from the sale of investments (a)	87,318	77,154
Commissions and bonus receivable (b)	113,546	142,543
Prepaid expenses (c)	321,830	159,688
Pending settlements (d)	277,953	148,995
Sundry debtors (e)	91,627	71,234
Advances to third parties (f)	23,911	58,604
Unbilled services provided	31,870	—
Transactions amount to be received (g)	122,859	—
Premium or discount on transfer of financial assets	71,460	—
Early settlement of credit operations	23,328	7,524
Agreements on sales of properties receivable	38,467	27,948
Tax and contributions to be offset against future amounts payable	176,513	51,928
Other amounts	44,826	47,117
Total	1,425,508	792,735

(a)Amounts receivable from the sale of non-controlling interest in a subsidiary consist substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract included cash consideration of R$45,000 and contingent consideration to be paid based on Inter Seguros’ EBITDA, 2 installments were made in 2021 and 2022, the other 2 installments will be paid in 2023 and 2024.
(b)Commissions and bonus receivable: relates primarily to the bonus receivable from the business contract signed with Mastercard.
(c)Prepaid expenses: refers substantially to the cost of acquisition of customer digital accounts and portability expenses to process, includes payments for card expenses that involve the generation of economic benefits for Inter, in subsequent period.
(d)Pending settlements: relates primarily to transactions to be processed by Mastercard, in addition to settlement balances receivable from the B3 exchange.
(e)Sundry debtors: relates primarily to amounts of portability to process, amounts to process from credit cards, negotiation and intermediation of amounts and debtors by escrow deposit.
(f)Advances to third parties: relates to advances to employees of R$7,711 (2021: R$1,203), advance payment of administrative expenses of R$9,293 (2021: R$17,677), and advance payment of third-party services of R$6,907 (R$39,724).
(g)These are substantially transitory amounts of exchange systems, values to be settled or in transit are recorded.